Share-Based Compensation Outstanding and Exercisable Options (Detail)	12 Months Ended
Jun. 30, 2019 $ / shares shares
Stock Options and Cash-Based Stock Appreciation Rights
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Number of Shares | shares	3,988,789
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Remaining Contractual Term (Years)	5 years 7 months 24 days
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Exercise Price	$ 23.74
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Number of Shares | shares	2,438,639
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Remaining Contractual Term (Years)	4 years 4 months 2 days
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Exercise Price	$ 18.68
$12.07 - $16.97
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, Lower range	12.07
Range of Exercise Prices, Upper range	$ 16.97
$12.07 - $16.97 | Stock Options and Cash-Based Stock Appreciation Rights
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Number of Shares | shares	825,579
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Remaining Contractual Term (Years)	3 years 6 months 7 days
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Exercise Price	$ 14.41
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Number of Shares | shares	720,059
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Remaining Contractual Term (Years)	3 years 3 months 10 days
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Exercise Price	$ 14.47
$16.98 - $18.06
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, Lower range	16.98
Range of Exercise Prices, Upper range	$ 18.06
$16.98 - $18.06 | Stock Options and Cash-Based Stock Appreciation Rights
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Number of Shares | shares	799,765
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Remaining Contractual Term (Years)	4 years 6 months 7 days
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Exercise Price	$ 17.72
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Number of Shares | shares	591,237
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Remaining Contractual Term (Years)	3 years 11 months 12 days
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Exercise Price	$ 17.68
$18.07 - $21.65
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, Lower range	18.07
Range of Exercise Prices, Upper range	$ 21.65
$18.07 - $21.65 | Stock Options and Cash-Based Stock Appreciation Rights
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Number of Shares | shares	734,900
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Remaining Contractual Term (Years)	4 years 14 days
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Exercise Price	$ 19.24
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Number of Shares | shares	688,310
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Remaining Contractual Term (Years)	3 years 10 months 13 days
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Exercise Price	$ 19.20
$21.66 - $33.75
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, Lower range	21.66
Range of Exercise Prices, Upper range	$ 33.75
$21.66 - $33.75 | Stock Options and Cash-Based Stock Appreciation Rights
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Number of Shares | shares	679,449
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Remaining Contractual Term (Years)	7 years 1 month 24 days
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Exercise Price	$ 22.25
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Number of Shares | shares	309,016
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Remaining Contractual Term (Years)	7 years 7 days
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Exercise Price	$ 22.01
$33.76 - $49.90
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, Lower range	33.76
Range of Exercise Prices, Upper range	$ 49.90
$33.76 - $49.90 | Stock Options and Cash-Based Stock Appreciation Rights
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Number of Shares | shares	949,096
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Remaining Contractual Term (Years)	8 years 7 months 13 days
Stock Options and Cash-Based Stock Appreciation Rights Outstanding, Weighted Average Exercise Price	$ 41.48
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Number of Shares | shares	130,017
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Remaining Contractual Term (Years)	8 years 29 days
Stock Options and Cash-Based Stock Appreciation Rights Exercisable, Weighted Average Exercise Price	$ 35.82